Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Liabilities

	JPY (millions) As of March 31
	2022	2023
Accrued expenses	¥505,466	¥531,891
Deferred income	74,551	32,103
Other	72,146	68,083
Total	¥652,163	¥632,078
Non-current	¥67,214	¥65,389
Current	¥584,949	¥566,689